Condensed Consolidated Statements of Cash Flows (Parenthetical) - shares	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Condensed Consolidated Statements of Cash Flows
Conversion of notes to common stock (in shares)	3,306,428	131,223